UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-l) for the reporting period __________ to ___________

Date of Report (Date of earliest event reported)  ________________

Commission File Number of securitizer: ______________________
Central Index Key Number of securitizer: _____________________

___________________________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ð

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ð

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ð

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of sponsor: 0002038431

Blue Owl RE Net Lease Fund 2024-1 LLC

Blue Owl RE Net Lease Fund 2024-1 Canada LP

 (Exact name of each issuing entity as specified in its charter)

Central Index Key Number of issuing entity: N/A

Central Index Key Number of underwriter (if applicable): N/A

Andrew Morris, (773) 389-6502

Name and telephone number, including area code, of the person to contact in connection with this filing.

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuers

Attached as Exhibit 1 hereto is an Independent Accountants' Report on Applying Agreed-Upon Procedures, dated October 10, 2024, which report sets forth the findings and conclusions, as applicable, of KPMG LLP with respect to certain agreed-upon procedures performed by KPMG LLP.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: October 11, 2024

Blue Owl RE Net Lease Fund V AS LLC, as sponsor

By:	/s/ Michael Reiter
	Name:	Michael Reiter
	Title:	Managing Director

EXHIBIT INDEX

Exhibit Number	Description

1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated October 10, 2024 of KPMG LLP.